Segment and Geographic Information	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Segment Reporting [Abstract]
Segment and Geographic Information
13.	Segment and Geographic Information

The Company has one business activity, which is radiation therapy technology combined with magnetic resonance imaging, and operates in one reportable segment. The Company’s chief operating decision-maker, its chief executive officer, reviews its operating results on an aggregate basis for purposes of allocating resources and evaluating financial performance. Also, the Company does not have segment managers as the Company manages its operations as a single operating segment.

18.	Segment and Geographic Information

The Company has one business activity, which is radiation therapy technology combined with magnetic resonance imaging, and operates in one reportable segment. The Company’s chief operating decision-maker, its chief executive officer, reviews its operating results on an aggregate basis for purposes of allocating resources and evaluating financial performance. Also, the Company does not have segment managers as the Company manages its operations as a single operating segment.

The following table sets forth revenue by geographic area on the customers’ location (in thousands):

	Year ended December 31,
	2015	2014	2013
United States	$5,332	$6,399	$3,159
Korea	4,988	—	—
Rest of world	70	—	—

Total revenue	$10,390	$6,399	$3,159

At December 31, 2015 and 2014, all long-lived assets are located in the United States.